MERCHANDISE TRUSTS - Cost and Market Value Associated with Assets Held in Merchandise Trusts (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
West Virginia Trust Receivable
Schedule Of Available For Sale Securities [Line Items]
Fair Value	$ 9,300	$ 8,700	$ 9,100
Variable Interest Entity, Primary Beneficiary | Merchandise Trusts
Schedule Of Available For Sale Securities [Line Items]
Cost	510,752	497,282	516,733
Gross Unrealized Gains	11,596	2,118	7,211
Gross Unrealized Losses	(2,819)	(11,152)	(8,488)
Fair Value	519,529	488,248	515,456
Variable Interest Entity, Primary Beneficiary | Short-term investments | Merchandise Trusts | Level 1
Schedule Of Available For Sale Securities [Line Items]
Cost	182,560	16,903	10,421
Fair Value	182,560	16,903	10,421
Variable Interest Entity, Primary Beneficiary | Fixed maturities | Merchandise Trusts
Schedule Of Available For Sale Securities [Line Items]
Cost	1,304	1,703	1,400
Gross Unrealized Gains	23	29	53
Gross Unrealized Losses	(211)	(475)	(307)
Fair Value	1,116	1,257	1,146
Variable Interest Entity, Primary Beneficiary | Fixed maturities | Merchandise Trusts | U.S. governmental securities | Level 2
Schedule Of Available For Sale Securities [Line Items]
Cost	488	392	196
Gross Unrealized Gains	10		1
Gross Unrealized Losses	(95)	(147)	(65)
Fair Value	403	245	132
Variable Interest Entity, Primary Beneficiary | Fixed maturities | Merchandise Trusts | Corporate debt securities | Level 2
Schedule Of Available For Sale Securities [Line Items]
Cost	816	1,311	1,204
Gross Unrealized Gains	13	29	52
Gross Unrealized Losses	(116)	(328)	(242)
Fair Value	713	1,012	1,014
Variable Interest Entity, Primary Beneficiary | Mutual funds - debt securities | Merchandise Trusts | Level 1
Schedule Of Available For Sale Securities [Line Items]
Cost	117,566	187,840	222,450
Gross Unrealized Gains	4,937	262	1,522
Gross Unrealized Losses	(79)	(2,645)	(1,211)
Fair Value	122,424	185,457	222,761
Variable Interest Entity, Primary Beneficiary | Mutual funds - equity securities | Merchandise Trusts | Level 1
Schedule Of Available For Sale Securities [Line Items]
Cost	47,346	45,023	71,500
Gross Unrealized Gains	3,035	110	2,399
Gross Unrealized Losses	(1)	(18)	(6,292)
Fair Value	50,380	45,115	67,607
Variable Interest Entity, Primary Beneficiary | Other investment funds | Merchandise Trusts
Schedule Of Available For Sale Securities [Line Items]
Cost	130,952	210,655	171,044
Gross Unrealized Gains	2,410	388	522
Gross Unrealized Losses	(2,524)	(7,784)	(401)
Fair Value	130,838	203,259	171,165
Variable Interest Entity, Primary Beneficiary | Equity securities | Merchandise Trusts | Level 1
Schedule Of Available For Sale Securities [Line Items]
Cost	13,293	18,097	21,808
Gross Unrealized Gains	1,175	1,327	2,715
Gross Unrealized Losses	(4)	(213)	(277)
Fair Value	14,464	19,211	24,246
Variable Interest Entity, Primary Beneficiary | Other invested assets | Merchandise Trusts | Level 2
Schedule Of Available For Sale Securities [Line Items]
Cost	8,403	8,398	9,013
Gross Unrealized Gains	16	2
Gross Unrealized Losses		(17)
Fair Value	8,419	8,383	9,013
Variable Interest Entity, Primary Beneficiary | Total investments | Merchandise Trusts
Schedule Of Available For Sale Securities [Line Items]
Cost	501,424	488,619	507,636
Gross Unrealized Gains	11,596	2,118	7,211
Gross Unrealized Losses	(2,819)	(11,152)	(8,488)
Fair Value	510,201	479,585	506,359
Variable Interest Entity, Primary Beneficiary | West Virginia Trust Receivable | Merchandise Trusts
Schedule Of Available For Sale Securities [Line Items]
Cost	9,328	8,663	9,097
Fair Value	$ 9,328	$ 8,663	$ 9,097